Operating Leases (Details) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-cancellable lease payments [line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 5,942,211	$ 7,420,631
Less than one year [Member]
Disclosure of non-cancellable lease payments [line Items]
Minimum lease payments payable under non-cancellable operating lease	927,351	858,207
Between one and five years [Member]
Disclosure of non-cancellable lease payments [line Items]
Minimum lease payments payable under non-cancellable operating lease	2,928,983	3,070,676
More than five years [Member]
Disclosure of non-cancellable lease payments [line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,085,877	$ 3,491,748